Offerings	Aug. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share:
Amount Registered | shares	1,065,786
Proposed Maximum Offering Price per Unit	0.05
Maximum Aggregate Offering Price	$ 53,289.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 7.36
Offering Note	Represents shares of common stock, $0.0001 par value per share (“Common Stock”), of Deep Isolation Nuclear, Inc. (the “Company”) reserved for issuance under the Deep Isolation Nuclear, Inc. 2025 Equity Incentive Plan (as amended, the “2025 Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an additional indeterminate amount of shares to be offered or sold pursuant to the 2025 Plan and shares that may become issuable under the 2025 Plan by reason of certain corporate transactions or events, including any share dividend, share split, recapitalization or any other similar adjustment of the outstanding Common Stock.

Represents the number of shares issuable pursuant to stock option awards outstanding under the 2025 Plan.

Estimated pursuant to Rule 457(h) solely for purposes of calculating the aggregate offering price and the amount of the registration fee based upon the exercise prices of outstanding options previously granted under the 2025 Plan.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share:
Amount Registered | shares	77,512
Proposed Maximum Offering Price per Unit	0.06
Maximum Aggregate Offering Price	$ 4,650.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.64
Offering Note	Represents shares of common stock, $0.0001 par value per share (“Common Stock”), of Deep Isolation Nuclear, Inc. (the “Company”) reserved for issuance under the Deep Isolation Nuclear, Inc. 2025 Equity Incentive Plan (as amended, the “2025 Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an additional indeterminate amount of shares to be offered or sold pursuant to the 2025 Plan and shares that may become issuable under the 2025 Plan by reason of certain corporate transactions or events, including any share dividend, share split, recapitalization or any other similar adjustment of the outstanding Common Stock.

Represents the number of shares issuable pursuant to stock option awards outstanding under the 2025 Plan.

Estimated pursuant to Rule 457(h) solely for purposes of calculating the aggregate offering price and the amount of the registration fee based upon the exercise prices of outstanding options previously granted under the 2025 Plan.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share:
Amount Registered | shares	303,588
Proposed Maximum Offering Price per Unit	0.18
Maximum Aggregate Offering Price	$ 54,645.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 7.55
Offering Note	Represents shares of common stock, $0.0001 par value per share (“Common Stock”), of Deep Isolation Nuclear, Inc. (the “Company”) reserved for issuance under the Deep Isolation Nuclear, Inc. 2025 Equity Incentive Plan (as amended, the “2025 Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an additional indeterminate amount of shares to be offered or sold pursuant to the 2025 Plan and shares that may become issuable under the 2025 Plan by reason of certain corporate transactions or events, including any share dividend, share split, recapitalization or any other similar adjustment of the outstanding Common Stock.

Represents the number of shares issuable pursuant to stock option awards outstanding under the 2025 Plan.

Estimated pursuant to Rule 457(h) solely for purposes of calculating the aggregate offering price and the amount of the registration fee based upon the exercise prices of outstanding options previously granted under the 2025 Plan.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share:
Amount Registered | shares	351,050
Proposed Maximum Offering Price per Unit	0.19
Maximum Aggregate Offering Price	$ 66,699.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 9.21
Offering Note	Represents shares of common stock, $0.0001 par value per share (“Common Stock”), of Deep Isolation Nuclear, Inc. (the “Company”) reserved for issuance under the Deep Isolation Nuclear, Inc. 2025 Equity Incentive Plan (as amended, the “2025 Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an additional indeterminate amount of shares to be offered or sold pursuant to the 2025 Plan and shares that may become issuable under the 2025 Plan by reason of certain corporate transactions or events, including any share dividend, share split, recapitalization or any other similar adjustment of the outstanding Common Stock.

Represents the number of shares issuable pursuant to stock option awards outstanding under the 2025 Plan.

Estimated pursuant to Rule 457(h) solely for purposes of calculating the aggregate offering price and the amount of the registration fee based upon the exercise prices of outstanding options previously granted under the 2025 Plan.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share:
Amount Registered | shares	432,336
Proposed Maximum Offering Price per Unit	0.20
Maximum Aggregate Offering Price	$ 86,467.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 11.94
Offering Note	Represents shares of common stock, $0.0001 par value per share (“Common Stock”), of Deep Isolation Nuclear, Inc. (the “Company”) reserved for issuance under the Deep Isolation Nuclear, Inc. 2025 Equity Incentive Plan (as amended, the “2025 Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an additional indeterminate amount of shares to be offered or sold pursuant to the 2025 Plan and shares that may become issuable under the 2025 Plan by reason of certain corporate transactions or events, including any share dividend, share split, recapitalization or any other similar adjustment of the outstanding Common Stock.

Represents the number of shares issuable pursuant to stock option awards outstanding under the 2025 Plan.

Estimated pursuant to Rule 457(h) solely for purposes of calculating the aggregate offering price and the amount of the registration fee based upon the exercise prices of outstanding options previously granted under the 2025 Plan.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share:
Amount Registered | shares	407,032
Proposed Maximum Offering Price per Unit	3.00
Maximum Aggregate Offering Price	$ 1,221,096.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 168.63
Offering Note	Represents shares of common stock, $0.0001 par value per share (“Common Stock”), of Deep Isolation Nuclear, Inc. (the “Company”) reserved for issuance under the Deep Isolation Nuclear, Inc. 2025 Equity Incentive Plan (as amended, the “2025 Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an additional indeterminate amount of shares to be offered or sold pursuant to the 2025 Plan and shares that may become issuable under the 2025 Plan by reason of certain corporate transactions or events, including any share dividend, share split, recapitalization or any other similar adjustment of the outstanding Common Stock.

Represents the number of shares issuable pursuant to stock option awards outstanding under the 2025 Plan.

Estimated pursuant to Rule 457(h) solely for purposes of calculating the aggregate offering price and the amount of the registration fee based upon the exercise prices of outstanding options previously granted under the 2025 Plan.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share:
Amount Registered | shares	8,251,297
Proposed Maximum Offering Price per Unit	4.25
Maximum Aggregate Offering Price	$ 35,068,012.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,842.89
Offering Note	Represents shares of common stock, $0.0001 par value per share (“Common Stock”), of Deep Isolation Nuclear, Inc. (the “Company”) reserved for issuance under the Company’s 2025 Equity Incentive Plan (as amended, the “2025 Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an additional indeterminate amount of shares to be offered or sold pursuant to the 2025 Plan and shares that may become issuable under the 2025 Plan by reason of certain corporate transactions or events, including any share dividend, share split, recapitalization or any other similar adjustment of the outstanding Common Stock.

Represents the number of shares issued and issuable pursuant to awards granted or available for future grants under the 2025 Plan.

Estimated solely for the purpose of calculating the registration fee computed pursuant to Rule 457(c) and (h), upon the average of the high and low prices of the Company’s common stock of $4.25, quoted on the OTC Market on August 7, 2026.